Equity (Tables)	6 Months Ended
Jun. 30, 2021
Summary of equity
Total equity
in EUR million
30

June

2021
31

December

2020
Share capital and share premium

-

Share capital
39 39

-

Share premium
17,105 17,089
17,144 17,128
Other reserves

-

Revaluation reserve: Equity securities at FVOCI
1,270 1,181

-

Revaluation reserve: Debt instruments at FVOCI
173 309

-

Revaluation reserve: Cash flow hedge
873 1,450

-

Revaluation reserve: Credit liability
-100 -117

-

Revaluation reserve: Property in own use
215 221

-

Net defined benefit asset/liability remeasurement reserve
-278 -307

-

Currency translation reserve
-3,485 -3,636

-

Share of associates and joint ventures and other reserves
3,209 3,246

-

Treasury shares
-8 -4
1,870 2,342
Retained earnings 34,882 32,149
Shareholders’ equity (parent) 53,896 51,619
Non-controlling interests 987 1,022
Total equity 54,883 52,640